Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents

	12/31/2022	12/31/2021
Cash and cash equivalents in national currency	388,622	444,212
Cash and cash equivalents in foreign currency	223,528	20,643
Reverse repurchase agreements*	719,498	35,591
Total	1,331,648	500,446

* Refers to operations (substantially interbank deposit investments) whose maturity, on the investment date, was equal to or less than 90 days and present an insignificant risk of change in fair value.